Investments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Quarter	Dec. 31, 2019 CAD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 60,918	$ 63,562
Zenabis
Disclosure Of Transactions Between Related Parties [Line Items]
Cash transferred	58,900
Principal amount of senior secured debt	$ 58,900
Rate of interest on investments.	14.00%
Maturity date of investments	Mar. 31, 2025
Scheduled repayments of principle over time	$ 7,000
Number of royalty payable quarters | Quarter	32
Proceeds form principal repayments	$ 7,000
Zenabis | Net revenue in between 20 million and 25 millions | Cannabis
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of net revenue	3.50%
Zenabis | Net revenue in between 20 million and 25 millions | Cannabis | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 20,000
Zenabis | Net revenue in between 20 million and 25 millions | Cannabis | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 25,000
Zenabis | Net revenue in between 25 million and 30 millions | Cannabis
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of net revenue	3.00%
Zenabis | Net revenue in between 25 million and 30 millions | Cannabis | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 25,000
Zenabis | Net revenue in between 25 million and 30 millions | Cannabis | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 30,000
Zenabis | Net revenue in between 30 million and 37.5 millions | Cannabis
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of net revenue	2.50%
Zenabis | Net revenue in between 30 million and 37.5 millions | Cannabis | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 30,000
Zenabis | Net revenue in between 30 million and 37.5 millions | Cannabis | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Net revenue	$ 37,500
Zenabis | Net revenue more than 37.5 million | Cannabis
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of net revenue	2.00%
Net revenue	$ 37,500